Average Annual Total Returns - Direxion Daily Regional Banks Bull 3X Shares	Direxion Daily Regional Banks Bull 3X Shares 1 Year	Direxion Daily Regional Banks Bull 3X Shares 5 Years	Direxion Daily Regional Banks Bull 3X Shares Since Inception	Direxion Daily Regional Banks Bull 3X Shares Inception Date	Direxion Daily Regional Banks Bull 3X Shares Return After Taxes on Distributions 1 Year	Direxion Daily Regional Banks Bull 3X Shares Return After Taxes on Distributions 5 Years	Direxion Daily Regional Banks Bull 3X Shares Return After Taxes on Distributions Since Inception	Direxion Daily Regional Banks Bull 3X Shares Return After Taxes on Distributions Inception Date	Direxion Daily Regional Banks Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily Regional Banks Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Direxion Daily Regional Banks Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Direxion Daily Regional Banks Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	S&P Regional Banks Select Industry Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Regional Banks Select Industry Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Regional Banks Select Industry Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P Regional Banks Select Industry Index (reflects no deduction for fees, expenses or taxes) Inception Date	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	(76.62%)	(17.07%)	(19.35%)	Aug. 19, 2015	(76.72%)	(17.29%)	(19.55%)	Aug. 19, 2015	(45.36%)	(11.53%)	(12.70%)	Aug. 19, 2015	(7.10%)	7.08%	6.09%	Aug. 19, 2015	18.40%	15.22%	13.72%	Aug. 19, 2015